Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$242,813,411.43	0.9712536	$225,824,415.98	0.9032977	$16,988,995.44
Class A-2-B Notes	$140,831,778.63	0.9712536	$130,978,161.27	0.9032977	$9,853,617.36
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$790,655,190.05	0.7805009	$763,812,577.25	0.7540030	$26,842,612.80

Weighted Avg. Coupon (WAC)	3.26%		3.25%
Weighted Avg. Remaining Maturity (WARM)	51.18		50.23
Pool Receivables Balance	$837,455,131.94		$809,423,420.82
Remaining Number of Receivables	51,624		50,838

Adjusted Pool Balance	$805,965,176.60		$779,122,563.80

III. COLLECTIONS

Principal:
Principal Collections	$27,080,745.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$609,893.89
Total Principal Collections	$27,690,638.90

Interest:
Interest Collections	$2,263,939.75
Late Fees & Other Charges	$36,991.43
Interest on Repurchase Principal	$-
Total Interest Collections	$2,300,931.18

Collection Account Interest	$9,882.23
Reserve Account Interest	$924.48
Servicer Advances	$-

Total Collections	$30,002,376.79

 1 of 3

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$30,002,376.79
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$30,002,376.79
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$697,879.28	$-	$697,879.28	697,879.28
Collection Account Interest					$9,882.23
Late Fees & Other Charges					$36,991.43
Total due to Servicer					$744,752.94

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$200,321.06		$200,321.06
Class A-2-B Notes		$97,350.94		$97,350.94
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$731,973.17		$731,973.17	731,973.17

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$28,375,241.51

9. Regular Principal Distribution Amount:					26,842,612.80

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$16,988,995.44
Class A-2-B Notes				$9,853,617.36
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$26,842,612.80		$26,842,612.80
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$26,842,612.80		$26,842,612.80

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,532,628.71

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$31,489,955.34
Beginning Period Amount	$31,489,955.34
Current Period Amortization	$1,189,098.32
Ending Period Required Amount	$30,300,857.02
Ending Period Amount	$30,300,857.02
Next Distribution Date Required Amount	$29,133,772.09

 2 of 3

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.90%	1.97%	1.97%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.27%	50,469	99.17%	$802,739,661.73
30 - 60 Days	0.56%	287	0.63%	$5,069,587.99
61 - 90 Days	0.13%	66	0.16%	$1,293,565.70
91-120 Days	0.03%	15	0.04%	$295,804.98
121 + Days	0.00%	1	0.00%	$24,800.42
Total		50,838		$809,423,420.82

Delinquent Receivables 30+ Days Past Due
Current Period	0.73%	369	0.83%	$6,683,759.09
1st Preceding Collection Period	0.76%	392	0.88%	$7,348,351.96
2nd Preceding Collection Period	0.74%	390	0.85%	$7,366,790.37
3rd Preceding Collection Period	0.89%	475	1.01%	$9,068,512.80
Four-Month Average	0.78%		0.89%

Repossession in Current Period		32		$734,233.74
Repossession Inventory		59		$621,544.43

Current Charge-Offs
Gross Principal of Charge-Offs				$950,966.11
Recoveries				$(609,893.89)
Net Loss				$341,072.22

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.49%

Average Pool Balance for Current Period				$823,439,276.38

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.50%
1st Preceding Collection Period				0.47%
2nd Preceding Collection Period				0.98%
3rd Preceding Collection Period				0.59%
Four-Month Average				0.63%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	69	440	$5,932,811.39
Recoveries	73	310	$(2,578,485.71)
Net Loss			$3,354,325.68
Cumulative Net Loss as a % of Initial Pool Balance			0.32%

Net Loss for Receivables that have experienced a Net Loss *	42	336	$3,361,670.33
Average Net Loss for Receivables that have experienced a Net Loss			$10,004.97

Principal Balance of Extensions			$2,219,637.19
Number of Extensions			113

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

 3 of 3